Related-Party Transactions - Summary of Balances of Significant Transactions (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Assets	$ 220,521	$ 251,366	$ 220,521	$ 251,366	$ 251,366
Liabilities	145,971		145,971		169,864
Pension Plans [member]
Disclosure of transactions between related parties [line items]
Assets	47		47		68
Liabilities	48		48		94
Gas Distribution [member]
Disclosure of transactions between related parties [line items]
Assets	309		309		294
Liabilities	116		116		141
Income (Expense)	523	603	1,067	1,075
Petrochemical Companies [member]
Disclosure of transactions between related parties [line items]
Assets	40		40		59
Liabilities	22		22		16
Income (Expense)	828	832	1,764	2,030
Government Entities Sub Total [member]
Disclosure of transactions between related parties [line items]
Assets	12,453		12,453		13,084
Liabilities	11,629		11,629		15,143
Income (Expense)	779	(51)	605	(200)
Transactions with joint ventures, associates, government entities and pension plans [member]
Disclosure of transactions between related parties [line items]
Assets	12,967		12,967		13,682
Liabilities	12,446		12,446		16,085
Income (Expense)	1,822	1,104	2,934	2,766
Revenue [member]
Disclosure of transactions between related parties [line items]
Income (Expense)	1,708	1,839	3,478	3,827
Purchases and services [member]
Disclosure of transactions between related parties [line items]
Income (Expense)	(443)	(497)	(863)	(497)
Foreign Exchange and Inflation Indexation Charges Net [member]
Disclosure of transactions between related parties [line items]
Income (Expense)	(67)	113	(151)	179
Net Finance Income Expense [Member]
Disclosure of transactions between related parties [line items]
Income (Expense)	624	(351)	470	(743)
Current [Member]
Disclosure of transactions between related parties [line items]
Assets	3,122		3,122		2,521
Liabilities	1,524		1,524		2,013
Non-Current [Member]
Disclosure of transactions between related parties [line items]
Assets	9,845		9,845		11,161
Liabilities	10,922		10,922		14,072
Other Associates and Joint Ventures [member]
Disclosure of transactions between related parties [line items]
Assets	118		118		177
Liabilities	631		631		691
Income (Expense)	(308)	(280)	(502)	(139)
Joint Venture and Associates Sub Total [member]
Disclosure of transactions between related parties [line items]
Assets	467		467		530
Liabilities	769		769		848
Income (Expense)	1,043	1,155	2,329	2,966
Government Bonds [member]
Disclosure of transactions between related parties [line items]
Assets	1,768		1,768		1,702
Income (Expense)	21	36	52	71
Banks Controlled by the Brazilian Government [member] | Banks Controlled by the Brazilian Government [member]
Disclosure of transactions between related parties [line items]
Assets	6,093		6,093		5,839
Liabilities	11,550		11,550		14,926
Income (Expense)	(159)	(366)	(502)	(815)
Receivable from the Electricity Sector [member]
Disclosure of transactions between related parties [line items]
Assets	4,190		4,190		5,247
Income (Expense)	729	211	807	405
Petroleum and Alcohol Account Receivable from the Brazilian Government [member]
Disclosure of transactions between related parties [line items]
Assets	215		215		251
Income (Expense)				1
Diesel Price Subsidy Program [member]
Disclosure of transactions between related parties [line items]
Assets	153		153
Income (Expense)	164		164
Other Government Entities [member]
Disclosure of transactions between related parties [line items]
Assets	34		34		45
Liabilities	79		79		$ 217
Income (Expense)	$ 24	$ 68	$ 84	$ 138